Label	Element	Value
WBI Tactical BP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WBI Tactical BP Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tactical BP Fund’s investment objectives are to seek current income and long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical BP Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Tactical BP Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 381.27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	381.27%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical BP Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”) and other restated fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Tactical BP Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Tactical BP Fund will seek to invest in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization which the Advisor believes have the capacity to increase dividends over time, and in domestic and foreign fixed income securities.  The Fund may invest in non-dividend paying equities and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical BP  Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest directly or indirectly (through other registered investment companies) include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), exchange-traded notes (“ETNs”), mortgage-backed securities, variable and floating rate securities and other investment companies that predominantly invest in fixed income securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Tactical BP Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets.  The Fund will invest up to 75% of its net assets in fixed income securities of any credit quality, including up to 50% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”) and money market funds.

The Tactical BP Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The risk-managed investment approach used for the Tactical BP Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Fund then adds qualifying securities using available cash.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Tactical BP Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Tactical BP Fund’s value.  If a security’s price stays within a range of acceptable prices, the security will remain in the Fund.  If a security’s price falls below the bottom of an acceptable price range, the security will be sold.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.  During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund.

The Advisor expects that the Tactical BP Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Tactical BP Fund.  The following risks could affect the value of your investment:

•	Market Risk – The prices of the securities in which the Tactical BP Fund invests may decline for a number of reasons. The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of the Fund.

•	Management Risk – Your investment in the Tactical BP Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities. If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•	Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•	Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Tactical BP Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•	Investment Style Risk – The prices of stocks and bonds in the Fund’s portfolio may fall or rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The Tactical BP Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected. To the extent that the Fund invests in dividend-paying stocks that experience negative developments in their financial condition, the Fund may underperform funds that invest in other types of securities. For longer periods of time, the Fund may hold a substantial cash position. If the equity market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested in equities.

•	Model Risk – The Tactical BP Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•	Debt Securities Risk – The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of debt securities held by the Fund will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity rates. Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

•	High-Yield Securities Risk – The fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•	Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•	ETF and Mutual Fund Risk – When the Tactical BP Fund invests in an ETF or mutual fund, including money market funds for its cash position, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•	Master Limited Partnership Risk – Investing in master limited partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•	Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•	Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•	Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•	Mortgage-Backed Securities Risk – In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Tactical BP Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Tactical BP Fund.  The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s average annual returns for one year and since inception compare to those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Tactical BP Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-924-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wbifunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Tactical BP Fund’s highest total return for a quarter was 4.90% (quarter ended June 30, 2014) and the lowest total return for a quarter was -3.80% (quarter ended September 30, 2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.80%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI World Index has replaced the S&P 500® Index as a more appropriate comparative index for the Tactical BP Fund. The Barclays Capital U.S. Aggregate Bond Total Return Index has replaced the Barclays Capital U.S. Government/Credit Index as a more appropriate comparative index for the Tactical BP Fund. The MSCI World Index / 50% Barclays U.S. Aggregate Bond Total Return Index has replaced the 50% S&P 500® Index / 50% Barclays Capital U.S. Government/Credit Index as a more appropriate comparative blended index for the Tactical BP Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Tactical BP Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Tactical BP Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.   The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2015)
WBI Tactical BP Fund | S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.37%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013	[1]
WBI Tactical BP Fund | Barclays Capital U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.15%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013	[2]
WBI Tactical BP Fund | 50% S&P 500 ® Index / 50% Barclays Capital U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	50% S&P 500® Index / 50% Barclays Capital U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.02%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.71%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013	[3]
WBI Tactical BP Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.32%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.30%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013	[1]
WBI Tactical BP Fund | 50% MSCI World Index / 50% Barclays U.S. Aggregate Bond Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	50% MSCI World Index / 50% Barclays U.S. Aggregate Bond Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.36%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.86%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013	[3]
WBI Tactical BP Fund | Barclays Capital U.S. Aggregate Bond Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.55%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.15%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013	[2]
WBI Tactical BP Fund | No Load Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.63%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[5]
Less: Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total Annual Fund Operating Expenses After Management Fee Recoupment	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,212
Label	rr_AverageAnnualReturnLabel	No Load Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013
WBI Tactical BP Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.63%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[5]
Less: Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total Annual Fund Operating Expenses After Management Fee Recoupment	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,944
Annual Return 2014	rr_AnnualReturn2014	8.62%
Annual Return 2015	rr_AnnualReturn2015	(6.26%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2013
WBI Tactical BP Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
WBI Tactical BP Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.72%

[1]	The MSCI World Index has replaced the S&P 500® Index as a more appropriate comparative index for the Tactical BP Fund.
[2]	The Barclays Capital U.S. Aggregate Bond Total Return Index has replaced the Barclays Capital U.S. Government/Credit Index as a more appropriate comparative index for the Tactical BP Fund.
[3]	The MSCI World Index / 50% Barclays U.S. Aggregate Bond Total Return Index has replaced the 50% S&P 500® Index / 50% Barclays Capital U.S. Government/Credit Index as a more appropriate comparative blended index for the Tactical BP Fund.
[4]	Other Expenses have been restated to reflect current fees.
[5]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical BP Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE") and other restated fees and expenses.
[6]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Tactical BP Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.75% of average daily net assets for No Load Class shares and 1.50% of average daily net assets for Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 28, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.